Loans and Advances to Customers (Tables)	12 Months Ended
Dec. 31, 2022
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

	Group
	2022	2021
	£m	£m
Loans secured on residential properties	184,317	174,712
Corporate loans	19,057	19,282
Finance leases	4,645	3,916
Other unsecured loans	7,742	9,404
Accrued interest and other adjustments	688	452
Amounts due from fellow Banco Santander subsidiaries and joint ventures	4,220	3,175
Amounts due from Santander UK Group Holdings plc	—	6
Loans and advances to customers	220,669	210,947
Credit impairment loss allowances on loans and advances to customers	(931)	(828)
Residual value and voluntary termination provisions on finance leases	(22)	(25)
Net loans and advances to customers	219,716	210,094

Disclosure of Finance Lease and Hire Purchase Contract Receivables
Finance lease and hire purchase contract receivables may be analysed as follows:

						Group
	2022			2021
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	1,493	(182)	1,311	1,906	(5)	1,901
Later than one year and not later than two years	1,367	(168)	1,199	1,324	(200)	1,124
Later than two years and not later than three years	1,190	(147)	1,043	771	(141)	630
Later than three years and not later than four years	1,044	(129)	915	343	(82)	261
Later than four years and not later than five years	143	(18)	125	38	(38)	—
Later than five years	59	(7)	52	—	—	—
	5,296	(651)	4,645	4,382	(466)	3,916

Disclosure of Maturity Analysis of Operating Lease Payments
At 31 December 2022 and 2021, the Santander UK group had contracted with lessees for the following future undiscounted minimum lease payments receivable under operating leases.

	Group
	2022	2021
	£m	£m
No later than one year	31	31
Later than one year and not later than two years	27	27
Later than two years and not later than three years	22	21
Later than three years and not later than four years	13	15
Later than four years and not later than five years	11	11
Later than five years	21	28
	125	133